PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

April 30, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Investment Portfolios, Inc. 14
     Registration numbers 002-82976 and 811-03712

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 30, 2012.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                              /s/ Jonathan D. Shain

                              Jonathan D. Shain
                              Assistant Secretary